Operating expenses	12 Months Ended
Dec. 31, 2017
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Operating expenses

4. Operating expenses

All figures in £ millions	Notes	2017	2016	2015
By function:
Cost of goods sold		2,066	2,093	1,981
Operating expenses
Distribution costs		84	88	80
Selling, marketing and product development costs		896	908	895
Administrative and other expenses		1,207	1,240	1,195
Restructuring costs	3	79	329	35
Other income		(64)	(85)	(98)

Total net operating expenses		2,202	2,480	2,107

Other net gains and losses		(128)	25	(13)
Impairment of intangible assets	11	—	2,548	849

Total		4,140	7,146	4,924

Included in other income is service fee income from Penguin Random House of £3m (2016: £4m, 2015: £16m). Included in administrative and other expenses are research and efficacy costs of £14m (2016: £23m, 2015: £33m). In addition to the restructuring costs shown above, there were restructuring costs in Penguin Random House of £nil (2016: £9m, 2015: £12m).

All figures in £ millions	Notes	2017	2016	2015
By nature:
Royalties expensed		246	264	249
Other product costs		564	616	566
Employee benefit expense	5	1,805	1,888	1,742
Contract labour		152	206	182
Employee-related expense		127	122	127
Promotional costs		229	217	163
Depreciation of property, plant and equipment	10	90	95	69
Amortisation of intangible assets – pre-publication	20	338	350	281
Amortisation of intangible assets – software	11	85	84	61
Amortisation of intangible assets – other	11	138	185	199
Impairment of intangible assets	11	—	2,548	849
Property and facilities		202	243	219
Technology and communications		218	188	153
Professional and outsourced services		322	378	262
Other general and administrative costs		140	140	132
Costs capitalised to intangible assets		(324)	(318)	(219)
Other net gains and losses		(128)	25	(13)
Other income		(64)	(85)	(98)

Total		4,140	7,146	4,924

During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2017	2016	2015
The audit of parent company and consolidated financial statements	4	5	4
The audit of the company’s subsidiaries	2	2	2

Total audit fees	6	7	6
Other assurance services	1	1	2
Other non-audit services	1	1	1

Total other services	2	2	3
Tax compliance services	—	—	1

Total tax services	—	—	1

Total non-audit services	2	2	4

Total	8	9	10

Reconciliation between audit and non-audit service fees is shown below:

All figures in £ millions	2017	2016	2015
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	6	7	6
Non-audit fees	2	2	4

Total	8	9	10

Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts.

Included in non-audit fees are amounts related to carve-out audits for disposals of £1m (2016: £1m, 2015: £1m).